Loans and Allowance for Credit Losses (Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014	[4]	Mar. 31, 2013
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[1]	¥ 1,420,428		¥ 1,409,335
Recorded loan balance, Not requiring an allowance for credit losses	[1],[2]	304,722		277,471
Recorded loan balance, Total	[1],[3]	1,725,150		1,686,806
Unpaid principal balance	[1]	1,848,407		1,815,912
Related allowance for credit losses	[1]	734,932		607,287
Accrual TDRs included in impaired loans		613,844	[4]	867,090	[4]	¥ 832,267		¥ 945,623
Impaired loans held for sales		400		624
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Accrual TDRs included in impaired loans		457,219		708,414
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		11,365		12,057
Recorded loan balance, Total	[3]	11,365		12,057
Unpaid principal balance		21,390		23,798
Related allowance for credit losses		3,286		3,302
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		815,185		890,900
Recorded loan balance, Not requiring an allowance for credit losses	[2]	241,159		234,171
Recorded loan balance, Total	[3]	1,056,344		1,125,071
Unpaid principal balance		1,101,627		1,174,925
Related allowance for credit losses		467,729		424,537
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		420,377		420,860
Recorded loan balance, Not requiring an allowance for credit losses	[2]	85,948		46,876
Recorded loan balance, Total	[3]	506,325		467,736
Unpaid principal balance		514,155		478,453
Related allowance for credit losses		283,697		178,867
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		16,660		20,997
Recorded loan balance, Not requiring an allowance for credit losses	[2]	8,986		12,018
Recorded loan balance, Total	[3]	25,646		33,015
Unpaid principal balance		26,561		33,900
Related allowance for credit losses		7,845		11,515
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		67,508		90,735
Recorded loan balance, Not requiring an allowance for credit losses	[2]	38,833		49,697
Recorded loan balance, Total	[3]	106,341		140,432
Unpaid principal balance		113,917		150,029
Related allowance for credit losses		17,074		32,314
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		62,296		74,459
Recorded loan balance, Not requiring an allowance for credit losses	[2]	22,057		24,766
Recorded loan balance, Total	[3]	84,353		99,225
Unpaid principal balance		90,651		105,429
Related allowance for credit losses		27,593		38,107
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		174,946		205,414
Recorded loan balance, Not requiring an allowance for credit losses	[2]	52,718		61,048
Recorded loan balance, Total	[3]	227,664		266,462
Unpaid principal balance		239,763		277,119
Related allowance for credit losses		87,999		120,945
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		542		5,935
Recorded loan balance, Not requiring an allowance for credit losses	[2]	146		472
Recorded loan balance, Total	[3]	688		6,407
Unpaid principal balance		689		6,773
Related allowance for credit losses		459		5,052
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		17,047		21,374
Recorded loan balance, Not requiring an allowance for credit losses	[2]	10,091		11,406
Recorded loan balance, Total	[3]	27,138		32,780
Unpaid principal balance		28,312		34,094
Related allowance for credit losses		11,303		13,886
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		30,661		20,482
Recorded loan balance, Not requiring an allowance for credit losses	[2]	6,237		7,621
Recorded loan balance, Total	[3]	36,898		28,103
Unpaid principal balance		38,782		29,962
Related allowance for credit losses		24,473		12,626
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		25,148		30,644
Recorded loan balance, Not requiring an allowance for credit losses	[2]	16,143		20,267
Recorded loan balance, Total	[3]	41,291		50,911
Unpaid principal balance		48,797		59,166
Related allowance for credit losses		7,286		11,225
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		285,298		192,263
Recorded loan balance, Not requiring an allowance for credit losses	[2]	6,008		173
Recorded loan balance, Total	[3]	291,306		192,436
Unpaid principal balance		305,048		192,436
Related allowance for credit losses		175,040		91,579
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		133,435		160,382
Recorded loan balance, Not requiring an allowance for credit losses	[2]	8,518		9,429
Recorded loan balance, Total	[3]	141,953		169,811
Unpaid principal balance		173,777		208,969
Related allowance for credit losses		39,629		49,985
Accrual TDRs included in impaired loans		60,634		71,454
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		78,770		90,101
Recorded loan balance, Not requiring an allowance for credit losses	[2]	539		604
Recorded loan balance, Total	[3]	79,309		90,705
Unpaid principal balance		88,567		102,142
Related allowance for credit losses		21,294		25,726
Accrual TDRs included in impaired loans		37,896		44,661
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		68,502		39,510
Recorded loan balance, Not requiring an allowance for credit losses	[2]	32,022		21,216
Recorded loan balance, Total	[3]	100,524		60,726
Unpaid principal balance		108,119		70,457
Related allowance for credit losses		13,422		4,146
Accrual TDRs included in impaired loans		49,601		34,106
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		27,873		24,122
Recorded loan balance, Not requiring an allowance for credit losses	[2]	16,476		11,878
Recorded loan balance, Total	[3]	44,349		36,000
Unpaid principal balance		49,879		43,185
Related allowance for credit losses		14,532		8,012
Accrual TDRs included in impaired loans		¥ 8,494		¥ 8,455

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥624 million and ¥400 million at March 31, 2015 and 2016, respectively.
[2]	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
[3]	Included in impaired loans at March 31, 2015 and 2016 are accrual TDRs as follows: ¥708,414 million and ¥457,219 million-Commercial; ¥71,454 million and ¥60,634 million-Residential; ¥44,661 million and ¥37,896 million-Card; ¥34,106 million and ¥49,601 million-MUAH; and ¥8,455 million and ¥8,494 million-Krungsri, respectively.
[4]	For the fiscal year ended March 31, 2015, lease receivables of ¥4,437 million and ¥924 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,333 million and ¥1,629 million, are also excluded from the balance of accrual TDRs and other Impaired loans, respectively, as of March 31, 2015. For the fiscal year ended March 31, 2016, lease receivables of ¥3,124 million and ¥240 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,172 million and ¥567 million, are also excluded from the balance of accrual TDRs and other Impaired loans, respectively, as of March 31, 2016.